Institutional Class and Investor Class Shares | CAMBIAR SMALL CAP FUND
CAMBIAR SMALL CAP FUND
FUND INVESTMENT OBJECTIVE
The Cambiar Small Cap Fund (the "Fund") seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Institutional Class and Investor Class Shares CAMBIAR SMALL CAP FUND
Redemption Fee (as a percentage of Amount Redeemed)	2.00%	[1]
[1]	As a percentage of amount redeemed, if shares redeemed have been held for less than 90 days.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional Class and Investor Class Shares - CAMBIAR SMALL CAP FUND		Institutional Class Shares	Investor Class Shares
Management Fees		1.00%	1.00%
Shareholder Servicing Fees	[1]	none	0.05%
Other Operating Expenses		0.10%	0.10%
Other Expenses	[2]	0.10%	0.15%
Total Annual Fund Operating Expenses		1.10%	1.15%
Less Fee Reductions and/or Expense Reimbursements	[3]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.05%	1.10%
[1]	The Fund's Investor Class Shares are subject to a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of the Fund's Investor Class Shares.
[2]	Effective August 15, 2017, the Fund's fiscal year end changed from April 30 to October 31. Therefore, "Other Expenses" shown are annualized for the period from May 1, 2017 through October 31, 2017.
[3]	Cambiar Investors, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, non-routine expenses and shareholder servicing fees (collectively, "excluded expenses")) from exceeding 1.05% of the average daily net assets of each of the Fund's share classes until March 1, 2019. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on March 1, 2019.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Institutional Class and Investor Class Shares - CAMBIAR SMALL CAP FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class Shares	107	345	601	1,336
Investor Class Shares	112	360	628	1,393

Portfolio Turnover

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund's performance. During the fiscal period from May 1, 2017 to October 31, 2017, the Fund's unannualized portfolio turnover rate was 26% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small-cap companies. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund generally considers small-cap companies to be those with market capitalizations not greater than either that of the largest company in the Russell 2000® Value Index ($8.91 billion as of December 31, 2017) or $3.5 billion, whichever is greater at the time of initial purchase.

In selecting investments for the Fund, the Adviser uses a fundamental, relative value investment approach to build a diversified portfolio of companies that meet the following criteria:

•	Quality – The Adviser seeks to identify companies that possess strong competitive positions within their sector or industry, and offer a track record of innovation and product leadership as well as strong pricing and cost discipline. The Adviser prefers companies that possess strong financial characteristics such as low leverage and sufficient liquidity.

•	Valuation – The Adviser uses conventional valuation metrics, such as price-to-earnings and price-to-book ratios, to identify companies that are trading at the lower end of their long-term valuation range.

•	Catalyst – The Adviser seeks to identify a fundamental positive development or catalyst (such as the onset of a new product or pricing cycle, resolution of a transitory overhang or normalization of the business's cash flow, margins and/or earnings) that it believes can positively change investors' perception of a company, but has not yet been recognized by the market.

•	Hurdle Rate – The Adviser seeks to identify companies that it believes have the ability to generate a significant investment return consisting of both capital appreciation and dividend income, typically over a 1-2 year time horizon, and is based on the company returning to its normal earnings and valuation.

The Adviser constructs the Fund's portfolio on a security-by-security basis, with the goal of building a portfolio that strikes a balance between the Adviser's conviction in an investment and portfolio diversification. The Adviser seeks to manage the Fund's risk through its research process as well as limits on individual position sizes and allocations to an economic sector.

The Adviser will consider liquidating or reducing its investment in a company if: (a) the investment thesis is realized and the stock reaches its price target, (b) the stock price increases disproportionately relative to actual company developments, (c) position size, country or sector limits are reached, or (d) there is a negative change in fundamentals, or the investment thesis fails to develop as expected. The Adviser will not sell a stock simply because of a decline in price, and may add to the position if it is determined that the investment thesis remains intact.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies, and hence, the Fund, may suffer a decline in response.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse corporate, business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management team. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, "value stocks" can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser's expected valuation.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 23.25% (quarter ended 6/30/2009) and the lowest return for a quarter was (27.38)% (quarter ended 12/31/2008).

Average Annual Total Returns for Periods Ended December 31, 2017

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns are shown for only the Investor Class Shares. After-tax returns for Institutional Class Shares will vary.

Institutional Class Shares of the Fund commenced operations on October 31, 2008. As a result, the performance information provided for Institutional Class Shares incorporates the returns of Investor Class Shares of the Fund for periods before October 31, 2008. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would generally differ only to the extent that total expenses of Institutional Class Shares are lower.

Average Annual Total Returns - Institutional Class and Investor Class Shares - CAMBIAR SMALL CAP FUND		Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Class Shares		Fund Returns Before Taxes	4.14%	8.71%	7.94%	9.64%	Aug. 31, 2004
Investor Class Shares		Fund Returns Before Taxes	3.99%	8.46%	7.71%	9.47%	Aug. 31, 2004
Investor Class Shares | After Taxes on Distributions		Fund Returns After Taxes on Distributions	2.90%	6.32%	6.52%	8.23%	Aug. 31, 2004
Investor Class Shares | After Taxes on Distributions and Sales		Fund Returns After Taxes on Distributions and Sale of Fund Shares	3.16%	6.24%	6.01%	7.56%	Aug. 31, 2004
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	[1]	Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)	7.84%	13.01%	8.17%	8.61%	Aug. 31, 2004
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	[1]	Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)	14.65%	14.12%	8.71%	9.50%	Aug. 31, 2004
[1]	As of March 1, 2018, the Fund's benchmark changed from the Russell 2000® Index to the Russell 2000® Value Index, because the Adviser believes the Russell 2000® Value Index is a more relevant benchmark for the Fund's investment strategy.